Note 22 - Financial Instruments	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

22.         Financial instruments

Concentration of credit risk

The Company is subject to credit risk with respect to its cash and cash equivalents, accounts receivable, contract assets, other receivables and advisor loans receivable. Concentrations of credit risk with respect to cash and cash equivalents are limited by the use of multiple large and reputable banks. Concentrations of credit risk with respect to receivables are limited due to the large number of entities comprising the Company’s customer base and other counterparties, and their dispersion across different service lines in various countries.

Foreign currency risk

Foreign currency risk is related to the portion of the Company’s business transactions denominated in currencies other than US dollars. A significant portion of revenue is generated by the Company’s Canadian, Australian, UK and Euro currency operations. The Company’s head office expenses are incurred primarily in Canadian dollars which are hedged by Canadian dollar denominated revenue.

Fluctuations in foreign currencies impact the amount of total assets and liabilities that are reported for foreign subsidiaries upon the translation of these amounts into US dollars. In particular, the amount of cash, working capital, goodwill and intangibles held by these subsidiaries is subject to translation variance caused by changes in foreign currency exchange rates as of the end of each respective reporting period (the offset to which is recorded to accumulated other comprehensive income on the consolidated balance sheets).

Interest rate risk

The Company utilizes an interest rate risk management strategy that may use interest rate hedging contracts from time to time. The Company’s specific goals are to: (i) manage interest rate sensitivity by modifying the characteristics of its debt and (ii) lower the long-term cost of its borrowed funds.

Fair values of financial instruments

The following table provides the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3
Assets
Equity securities	$13,088	$9	$-
Debt securities	14,166	22,399	-
Mortgage derivative assets	-	-	5,264
Mortgage warehouse receivables	-	77,559	-
Interest rate swap assets	-	7,870	-
Deferred Purchase Price on AR Facility	-	-	126,082
Total assets	$27,254	$107,837	$131,346

Liabilities
Mortgage derivative liabilities	$-	$-	$1,935
Interest rate swap liabilities	-	268	-
Contingent consideration liabilities	-	-	36,695
Total liabilities	$-	$268	$38,630

Equity securities, debt securities, mortgage derivative assets, interest rate swap assets and the deferred purchase price on the AR Facility were included in prepaid expenses and other current assets on the consolidated balance sheets. Other than the assets and liabilities acquired in relation to business combinations (see note 4), there were no significant non-recurring fair value measurements recorded during the year ended December 31, 2024.

Debt and equity securities

The Company records debt and equity securities at fair value on the consolidated balance sheets. These financial instruments are valued based on observable market data that may include quoted market prices, dealer quotes, market spreads, cash flows, the US Treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instruments’ terms and conditions and are classified as Level 2 of the fair value hierarchy.

Certain investments in equity securities where quoted prices are readily available are classified as Level 1 in the fair value hierarchy. The Company increases or decreases its investment each reporting period by the change in the fair value of the investment reported in net earnings on the consolidated statements of earnings.

Mortgage-related derivatives

Interest rate lock commitments and forward sale commitments are derivative instruments which use a discounted cash flow model and consider observable market data in determining their fair values, particularly changes in interest rates. In the case of interest rate lock commitments, the fair value measurement also considers the expected net cash flows associated with the servicing of the loans. The Company also considers the impact of unobservable inputs related to counterparty non-performance risk when measuring the fair value of these derivatives. Therefore, these mortgage-related derivatives are categorized as Level 3. The mortgage-related derivative assets and liabilities are included in Prepaid expenses and other current assets and Accounts payable and accrued expenses, respectively, on the consolidated balance sheets.

Given the credit quality of the Company’s counterparties, the short duration of interest rate lock commitments and forward sale commitments and the Company’s historical experience, management does not believe the risk of non-performance is significant. An increase in counterparty non-performance risk assumptions would result in a lower fair value measurement.

Changes in the fair value of the net mortgage derivative assets and liabilities comprise the following:

	2024	2023
Balance, January 1	$3,677	$6,949
Settlements	(17,989)	(31,919)
Realized gains recorded in earnings	14,312	24,970
Unrealized gains recorded in earnings	3,329	3,677
Balance, December 31	$3,329	$3,677

Mortgage warehouse receivables

Mortgage warehouse receivables represent mortgage loans originated by the Company with commitments to sell to third party investors. Principal funded on mortgage loans plus gains attributable to the fair value of mortgage premiums and origination fees increase mortgage warehouse receivables and proceeds received from the sale of mortgage loans to third party investors reduce mortgage warehouse receivables. As at December 31, 2024, all warehouse facility liabilities are supported by mortgage warehouse receivables which are under commitment to be purchased by a qualifying investor. These assets are classified as Level 2 in the fair value hierarchy as a substantial majority of the inputs are readily observable.

AR Facility deferred purchase price (“DPP”)

The Company recorded a DPP under its AR Facility. The DPP represents the difference between the fair value of the Receivables sold and the cash purchase price and is recognized at fair value as part of the sale transaction. The DPP is remeasured each reporting period in order to account for activity during the period, including the seller’s interest in any newly transferred Receivables, collections on previously transferred Receivables attributable to the DPP and changes in estimates for credit losses. Changes in the DPP attributed to changes in estimates for credit losses are expected to be immaterial, as the underlying Receivables are short-term and of high credit quality. The DPP is valued using Level 3 inputs, primarily discounted cash flows, with the significant inputs being discount rates ranging from 5.0% to 7.0% depending upon the aging of the Receivables. See note 14 for information on the AR Facility.

Changes in the fair value of the DPP comprises the following:

	2024	2023
Balance, January 1	$107,743	$92,278
Additions to DPP	157,922	139,065
Collections on DPP	(137,581)	(124,313)
Fair value adjustment	(146)	129
Foreign exchange and other	(1,856)	584
Balance, December 31	$126,082	$107,743

Financial derivatives

The Company has entered into interest rate swap agreements (“IRS”) to convert floating interest on US dollar denominated debt to fixed interest rates. The interest rate swaps are measured at fair value and are included in Other assets on the consolidated balance sheets. The table below summarizes the details of the interest rate swaps in place as at December 31, 2024.

	Effective	Maturity	Notional Amount	Interest rates
	Date	Date	of US dollar debt	Floating	Fixed
2022 IRS A	July 15, 2022	May 27, 2027	$150,000	SOFR	2.8020%
2022 IRS B	December 21, 2022	May 27, 2027	$250,000	SOFR	3.5920%
2023 IRS A	April 28, 2023	May 27, 2027	$100,000	SOFR	3.7250%
2023 IRS B	December 5, 2023	May 27, 2027	$100,000	SOFR	4.0000%

2022 IRS A, 2022 IRS B, 2023 IRS A and 2023 IRS B (collectively the “Designated IRSs”) are being accounted for as cash flow hedges and are measured at fair value on the consolidated balance sheets. Gains or losses on the Designated IRSs, which are determined to be effective as hedges, are reported in accumulated other comprehensive income (“AOCI”). As at December 31, 2024, unrealized gain of $7,455 ( December 31, 2023 - $2,805) on the Designated IRSs were included in AOCI.

Contingent acquisition consideration

The inputs to the measurement of the fair value of contingent consideration related to acquisitions are Level 3 inputs. The fair value measurements were made using a discounted cash flow model; significant model inputs were expected future operating cash flows (determined with reference to each specific acquired business) and discount rates (which range from 3.5% to 10.3%, with a weighted average of 7.3%). The wide range of discount rates is attributable to the level of risk related to economic growth factors combined with the length of the contingent payment periods; and the dispersion was driven by unique characteristics of the businesses acquired and the respective terms for these contingent payments. A 2% increase in the weighted average discount rate would reduce the fair value of contingent consideration by $600. See note 4 for discussion on contingent acquisition consideration.

Changes in the fair value of the contingent consideration liability comprises the following:

	2024	2023
Balance, January 1	$44,712	$91,229
Amounts recognized on acquisitions	4,753	3,962
Fair value adjustments (note 6)	(10,977)	(17,698)
Resolved and settled in cash	(111)	(34,475)
Other	(1,682)	1,694
Balance, December 31	$36,695	$44,712

Less: current portion	$30,683	$13,944
Non-current portion	$6,012	$30,768

The carrying amounts for cash, restricted cash, accounts receivable, accounts payable, advisor loans, other receivables and accrued liabilities approximate their estimated fair values due to the short-term nature of these instruments, unless otherwise indicated. The carrying value of the Company’s Revolving Credit Facility and other short-term borrowings approximate their estimated fair value due to their short-term nature and variable interest rate terms.

The carrying amount and the estimated fair value of Senior Notes is presented in the table below. Interest rate yield curves, interest rate indices and market prices (Level 2 inputs within the fair value hierarchy) are used in determining the fair value of the Senior Notes.

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Senior Notes	$495,519	$437,774	$518,982	$458,377